Income tax - Reconciliation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income tax
Loss before Income Tax	$ (33,892,398)	$ (1,548,191)
Statutory Tax Rate	27.00%	27.00%
Expected income tax recovery based on statutory rate	$ (9,150,947)	$ (418,011)
Impact of foreign income tax rate differential	(113,448)	(28,084)
Permanent differences	7,130,189	(100,053)
Non deductible expenses		(16,082)
Tax benefits not recognized/ (previously unrecognized)	$ 2,134,206	$ 562,230